Acquisitions, Investments, and Licenses (Tables)	12 Months Ended
Dec. 31, 2017
Business Acquisition [Line Items]
Accounting Method, Carrying Value and Underlying Equity in Net Assets of Unconsolidated Investments
The following table reflects the accounting method, carrying value and underlying equity in net assets of our unconsolidated investments as of December 31, 2017:

(in thousands)
Investment type	Investment Carrying Value	Underlying Equity in Net Assets
Equity method investments	$23,338	$18,210
Variable interest entity, equity method	402	—
Available for sale investments	12,461
Cost method investment	1,108
Warrants and options	3,333
Total carrying value of investments	$40,642

Transition Therapeutics, Inc.
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
The following table summarizes the final purchase price allocation and the fair value of the net assets acquired and liabilities assumed at the date of acquisition:

(In thousands)	Transition Therapeutics
Current assets
Cash and cash equivalents	$15,878
IPR&D assets	41,000
Goodwill	3,453
Other assets	634
Accounts payable and other liabilities	(1,035)
Deferred tax liability	(1,400)
Total purchase price	$58,530